DEBT - Summary of Covenants Under Credit Facilities and Second Lien Notes (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
EBITDA	$ 77.9
Credit Facilities, Senior Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	5.00
Position	2.88
Consolidated total debt	$ 224.4
Credit Facilities, First Lien Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	3.0
Position	1.15
Consolidated total debt	$ 89.8
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	5.00
Position	2.88